Commitments and contingencies (Significant brokers) (Details) (Customer Concentration Risk [Member], Gross Premiums Written [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Aon Benfield Group Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.10%	27.70%	24.20%
Marsh & McLennan [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.50%	21.80%	30.10%
Willis Group Holdings Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	19.40%	16.40%